The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS—98.8%
Air Freight & Logistics—1.3%
Hyundai Glovis Co. Ltd.	22,800	3,157,782

Auto Components—3.7%
Hankook Tire & Technology Co. Ltd.	88,297	3,199,823
Hyundai Mobis Co. Ltd.	26,450	5,581,430

		8,781,253

Automobiles—5.3%
Hyundai Motor Co. (Preference)	66,700	5,315,199
Kia Corp.	108,700	7,341,222

		12,656,421

Banks—6.1%
Hana Financial Group, Inc.	225,900	8,781,147
KB Financial Group, Inc.	123,000	5,720,426

		14,501,573

Biotechnology—1.7%
Hugel, Inc.*	28,800	4,165,170

Capital Markets—1.6%
Korea Investment Holdings Co. Ltd.	53,100	3,815,874

Chemicals—6.4%
Dongjin Semichem Co. Ltd.	74,700	1,950,398
LG Chem Ltd.	15,770	10,227,954
SKC Co. Ltd.	23,300	3,258,214

		15,436,566

Construction & Engineering—2.6%
DL E&C Co. Ltd.*	30,000	3,358,169
DL Holdings Co. Ltd.	26,000	1,647,800
Samsung Engineering Co. Ltd.*	61,000	1,298,254

		6,304,223

Electric Utilities—0.4%
Korea Electric Power Corp.	44,700	884,829

Electronic Equipment, Instruments & Components—1.8%
Samsung Electro-Mechanics Co. Ltd.	29,900	4,424,501

Entertainment—4.0%
JYP Entertainment Corp.	110,500	3,928,925
Krafton, Inc.*	3,700	1,568,750
NCSoft Corp.	8,100	4,103,085

		9,600,760

Food & Staples Retailing—1.3%
E-MART, Inc.	10,800	1,486,777
GS Retail Co. Ltd.	57,000	1,557,903

		3,044,680

Food Products—0.9%
CJ CheilJedang Corp.	6,100	2,098,837

Health Care Equipment & Supplies—1.4%
Dentium Co. Ltd.	31,400	2,009,483
Suheung Co. Ltd.	32,100	1,396,455

		3,405,938

Hotels, Restaurants & Leisure—1.5%
Kangwon Land, Inc.*	147,600	3,546,365

Household Durables—0.8%
Zinus, Inc.	32,349	2,005,773

Industrial Conglomerates—1.6%
SK, Inc.	16,700	3,731,402

Insurance—1.5%
Samsung Fire & Marine Insurance Co. Ltd.	18,700	3,695,045

Interactive Media & Services—7.9%
AfreecaTV Co. Ltd.	23,400	2,943,422
Kakao Corp.	34,200	3,363,506
NAVER Corp.	38,500	12,491,978

		18,798,906

Life Sciences Tools & Services—2.2%
Samsung Biologics Co. Ltd.*(a)	7,230	5,305,321

Media—0.7%
Innocean Worldwide, Inc.	34,000	1,726,810

Metals & Mining—3.3%
Korea Zinc Co. Ltd.	4,850	2,046,133
POSCO	21,200	5,837,604

		7,883,737

Multiline Retail—0.8%
Hyundai Department Store Co. Ltd.	29,700	1,983,913

Oil, Gas & Consumable Fuels—5.1%
GS Holdings Corp.	48,000	1,791,872
SK Innovation Co. Ltd.*	38,200	8,410,133
S-Oil Corp.	23,000	2,112,449

		12,314,454

Personal Products—1.7%
LG Household & Health Care Ltd.	3,560	4,013,625

Pharmaceuticals—0.3%
Yuhan Corp.	15,199	784,752

Professional Services—0.7%
NICE Information Service Co. Ltd.	102,740	1,760,447

Semiconductors & Semiconductor Equipment—6.9%
SK Hynix, Inc.	192,000	16,436,417

Technology Hardware, Storage & Peripherals—21.8%
Samsung Electronics Co. Ltd.	840,600	52,112,662

Textiles, Apparel & Luxury Goods—0.5%
Hwaseung Enterprise Co. Ltd.	83,361	1,183,604

Tobacco—1.3%
KT&G Corp.	43,800	2,996,510

Wireless Telecommunication Services—1.7%
SK Telecom Co. Ltd.	14,950	4,060,665

TOTAL COMMON STOCKS (Cost $165,734,724)		236,618,815

Total Investments—98.8% (Cost $165,734,724)		236,618,815
Other Assets Less Liabilities—1.2%		2,882,741

Net Assets—100.0%		239,501,556

Percentages indicated are based on net assets.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

Abbreviations
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
*	Non-income producing security.

The Korea Fund, Inc.

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2021 (Unaudited) (continued)

A. Valuation of Investments—Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management (Asia Pacific) Limited Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV are calculated.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1—Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2—Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3—Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$3,157,782	$—	$3,157,782
Auto Components	—	8,781,253	—	8,781,253
Automobiles	—	12,656,421	—	12,656,421
Banks	—	14,501,573	—	14,501,573
Biotechnology	—	4,165,170	—	4,165,170
Capital Markets	—	3,815,874	—	3,815,874
Chemicals	—	15,436,566	—	15,436,566
Construction & Engineering	—	6,304,223	—	6,304,223
Electric Utilities	—	884,829	—	884,829
Electronic Equipment, Instruments & Components	—	4,424,501	—	4,424,501
Entertainment	1,568,750	8,032,010	—	9,600,760
Food & Staples Retailing	—	3,044,680	—	3,044,680
Food Products	—	2,098,837	—	2,098,837
Health Care Equipment & Supplies	—	3,405,938	—	3,405,938
Hotels, Restaurants & Leisure	—	3,546,365	—	3,546,365
Household Durables	—	2,005,773	—	2,005,773
Industrial Conglomerates	—	3,731,402	—	3,731,402
Insurance	—	3,695,045	—	3,695,045
Interactive Media & Services	—	18,798,906	—	18,798,906
Life Sciences Tools & Services	—	5,305,321	—	5,305,321
Media	—	1,726,810	—	1,726,810
Metals & Mining	—	7,883,737	—	7,883,737
Multiline Retail	—	1,983,913	—	1,983,913
Oil, Gas & Consumable Fuels	—	12,314,454	—	12,314,454
Personal Products	—	4,013,625	—	4,013,625
Pharmaceuticals	—	784,752	—	784,752
Professional Services	—	1,760,447	—	1,760,447
Semiconductors & Semiconductor Equipment	—	16,436,417	—	16,436,417
Technology Hardware, Storage & Peripherals	—	52,112,662	—	52,112,662
Textiles, Apparel & Luxury Goods	—	1,183,604	—	1,183,604
Tobacco	—	2,996,510	—	2,996,510
Wireless Telecommunication Services	—	4,060,665	—	4,060,665

Total Common Stocks	1,568,750	235,050,065	—	236,618,815

Total Investments in Securities	$1,568,750	$235,050,065	$—	$236,618,815